Equity - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 shares	Jun. 24, 2024 shares	Jun. 06, 2024 pence € / shares shares	Feb. 29, 2024 shares	Dec. 31, 2022 shares	May 09, 2022 USD ($) pence tranche
Equity - Acquired Share capital PureTech LLC [Line Items]
Repurchase and cancellation of shares, amount | $			$ 104,558
Number of shares outstanding				271,853,731				278,566,306
Number of shares issued and fully paid (in shares)			239,421,312
Purchase of treasury stock (in shares)				17,614,428
Share Capital
Equity - Acquired Share capital PureTech LLC [Line Items]
Repurchase and cancellation of shares, amount | $			$ 600
Common
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of shares authorized to be repurchased | $									$ 50,000
Stock repurchase program, purchase price per share | pence									1
Number of tranches | tranche									2
Aggregated number of shares repurchased under share repurchase program (in shares)					31,540,670		20,182,863
Number of shares acquired						33,500,000
Fixed price | pence						250
Number of shares acquired per share (in euro per share) | € / shares						€ 25.00
Number of shares issued and fully paid (in shares)			257,927,489	289,468,159
Purchase of treasury stock (in shares)			18,506,177
Common | Jefferies International Limited
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of shares authorized to be repurchased | $									$ 25,000
Series A-2 Preferred Shares
Equity - Acquired Share capital PureTech LLC [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares | $	$ 100,100	$ 100,000